Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Estimated Fair Value Positions of Derivative Contracts
The following tables reflect the location and estimated fair value positions of derivative contracts at:

(in thousands)		December 31, 2025
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)

Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other current liabilities) / (Other noncurrent liabilities)	$999,302	$74,627	$(2,817)
Total		$999,302	$74,627	$(2,817)

(in thousands)		December 31, 2024
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)
Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other noncurrent liabilities)	$944,629	$112,339	$(160)
Option to enter into interest rate swap contract	Derivative assets	242,203	3,788	—
Total		$1,186,832	$116,127	$(160)
The following tables reflect the location and estimated fair value positions of derivative contracts at:

(in thousands)		June 30, 2026
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)

Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other current liabilities)	$1,271,137	$79,164	$(74)
Total		$1,271,137	$79,164	$(74)

(in thousands)		December 31, 2025
	Balance sheet location	Outstanding notional amount	Fair Value - Assets	Fair Value - (Liabilities)
Derivatives Not Designated as Hedging Instruments
Interest rate swap contracts	Derivative assets, current / Derivative assets / (Other current liabilities) / (Other noncurrent liabilities)	$999,302	$74,627	$(2,817)
Total		$999,302	$74,627	$(2,817)

Schedule of Changes in Fair Value of Derivative Contracts
The following table provides information on the changes in fair value of derivative contracts as recorded in the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Operations:

	Year ended December 31, 2025
(in thousands)	Derivatives Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) in other comprehensive income (loss) reclassified to earnings from termination of interest rate swaps, net	$(5,056)	$—
Amortization of derivatives	(6,333)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	2,999	—
Consolidated Statements of Operations
Interest income (expense), net
Change in fair value of interest rate swaps, net	—	(26,223)
Gain on interest rate swaps, net(1)	—	5,485

	Year ended December 31, 2024
(in thousands)	Derivatives Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) recognized in other comprehensive income (loss)	$(13,870)	$—
Amortization of derivatives	(1,055)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	3,930	—
Consolidated Statements of Operations
Interest income (expense), net
Change in fair value of interest rate swaps, net	—	44,748
Gain on interest rate swaps, net(1)	1,410	(54)

	Year ended December 31, 2023
(in thousands)	Derivatives Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive (Loss) Income
Gain recognized in other comprehensive income	$(20,545)	$—
Amortization of off-market derivatives	6,750	—
Less: Taxes on total net gain recognized in other comprehensive income	3,633	—
Consolidated Statements of Operations
Change in fair value of interest rate swaps, net	6,546	11,217
Loss on interest rate swaps, net(1)	2,428	—
__________________
(1)The Gain (loss) on interest rate swaps, net, represents gains and losses reclassified into earnings as a result of the discontinuance of cash flow hedges when the Company determines that it is probable that the original forecasted transactions will not occur by the end of the originally specified time period.
The following tables provide information on the change in fair value of derivative contracts as recorded in the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Operations:

	Three months ended June 30, 2026		Six months ended June 30, 2026
(in thousands)	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) in other comprehensive income (loss) reclassified to earnings from termination of interest rate swaps, net	$—	$—	$42	$—
Amortization of derivatives	(1,079)	—	(2,198)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	284	—	567	—

Consolidated Statements of Operations
Interest expense, net
Change in fair value of interest rate swaps, net	—	6,542	—	7,187
Gain (loss) on interest rate swaps, net(1)	—	—	—	(42)

	Three months ended June 30, 2025		Six months ended June 30, 2025
(in thousands)	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments	Derivatives Previously Designated as Hedging Instruments	Derivatives Not Designated as Hedging Instruments
Consolidated Other Comprehensive Income (Loss)
Gain (loss) recognized in other comprehensive income (loss)	$(659)	$—	$(659)	$—
Amortization of derivatives	(1,480)	—	(3,173)	—
Less: Taxes on total net gain (loss) recognized in other comprehensive income (loss)	563	—	1,009	—

Consolidated Statements of Operations
Interest expense, net
Change in fair value of interest rate swaps, net	—	(12,381)	—	(34,122)
Gain (loss) on interest rate swaps, net(1)	—	659	—	659
__________________
(1)The gain (loss) on interest rate swaps, net, represents gains and losses reclassified into earnings as a result of the discontinuance of cash flow hedges when the Company determines that it is probable that the original forecasted transactions will not occur by the end of the originally specified time period.